Note 6 - Intangibles (Details) - Intangible Assets Acquired - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Note 6 - Intangibles (Details) - Intangible Assets Acquired [Line Items]
Intangible assets	$ 2,021,136	$ 153,000
Franchise Rights [Member]
Note 6 - Intangibles (Details) - Intangible Assets Acquired [Line Items]
Intangible assets	857,517	81,000
Customer Relationships [Member]
Note 6 - Intangibles (Details) - Intangible Assets Acquired [Line Items]
Intangible assets	$ 285,771	$ 72,000